22. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
P&L
Sales	R$ 1,674,235	R$ 1,122,834	R$ 1,278,751
Purchases	(1,140,632)	(1,958,958)	(1,418,282)
Financial income (expenses)
Interest	37,516	64,289	48,796
Exchange rate variations, net		3,586	13,611
Financial investments	1,190,489
Other operating income and expenses	(5,224,682)	(4,631,236)	83,332
Net income for the year	4,292,618	2,244,511	5,200,583
Joint-ventures e joint operation [member]
P&L
Sales	843		414
Purchases	(1,036,420)	(1,133,142)	(1,307,695)
Financial income (expenses)
Interest	19,095	43,790	33,911
Other operating income and expenses		(14,939)
Net income for the year	(1,016,482)	(1,104,291)	(1,273,369)
Subsidiaries and associates [member]
P&L
Sales	104,400	75,630	100,608
Purchases		(231,140)
Financial income (expenses)
Interest			234
Net income for the year	104,400	(155,510)	100,842
Other related parties [member]
P&L
Sales	1,568,992	1,047,204	1,177,730
Purchases	(104,212)	(594,676)	(110,587)
Financial income (expenses)
Interest	18,421	20,499	14,651
Exchange rate variations, net		3,586	13,611
Financial investments	1,190,489
Other operating income and expenses		(136,004)
Net income for the year	R$ 2,673,690	R$ 340,609	R$ 1,095,404